Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Sep. 30, 2023
CURRENT ASSETS
Cash and equivalents	$ 479,493	$ 2,524,957
Accounts receivable, net	1,112,138	9,405,155
Prepayments and other current assets	25,571,859	16,067,467
Short-term deposits	124,536	125,298
Due from related parties	43,395	112,281
Total current assets	27,331,421	28,235,158
NON-CURRENT ASSETS
Property and equipment, net	2,491,415	2,523,181
Intangible assets, net	37,466,534	39,666,050
Right-of-use assets, net	120,708	144,901
Long-term deposits	485,824	213,047
Goodwill	82,244,248	82,244,248
Total non-current assets	122,808,729	124,791,427
TOTAL ASSETS	150,140,150	153,026,585
CURRENT LIABILITIES
Accounts payable	309,999	1,088,982
Taxes payable	53,158	339,350
Deferred revenue	29,691	393,615
Accrued liabilities and other current liabilities	1,005,718	1,271,087
Operating lease liabilities, current	48,426	47,537
Loans payable	243,771
Total current liabilities	1,929,861	3,387,407
NON-CURRENT LIABILITIES
Deferred tax liabilities, net	7,067,220	6,412,919
Operating lease liabilities, non-current	72,282	97,364
Loans payable	2,200,414	2,070,563
Total non-current liabilities	9,339,916	8,580,846
TOTAL LIABILITIES	11,269,777	11,968,253
COMMITMENT AND CONTINGENCY
SHAREHOLDERS’ EQUITY
Preferred shares, par value $0.001125, 5,000,000 shares authorized, no shares issued and outstanding
Ordinary shares, par value $0.001125, 883,000,000 shares authorized, 110,004,984 shares and 71,885,000 shares issued and outstanding as of March 31, 2024 and September 30, 2023, respectively	123,756	80,871
Additional paid in capital	93,356,499	81,902,805
Accumulated other comprehensive loss	(1,131,432)	(1,061,958)
Retained earnings (accumulated deficit)	(4,531,530)	8,872,207
Total company shareholders’ equity	87,817,293	89,793,925
Non-controlling interest	51,053,080	51,264,407
TOTAL EQUITY	138,870,373	141,058,332
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	150,140,150	153,026,585
Related Party [Member]
CURRENT ASSETS
Due from related parties	43,395	112,281
CURRENT LIABILITIES
Due to related parties	$ 239,098	$ 246,836